Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2020
Cash Flow Reconciliations
Cash Flow Reconciliations

19. Cash Flow Reconciliations

The reconciliation of the Group’s non-cash investing and financing activities for the periods ended June 30, 2019 and June 30, 2020 are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

			Other		Deferred
			comprehensive	Non-cash	financing costs,
	Opening balance	Cash flows	income	items	assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	677,680	—	—	—	677,680
Bank loan repayments	—	(445,604)	—	—	—	(445,604)
Additions in deferred loan fees	—	(9,175)	—	(1,584)	(3,056)	(13,815)
Amortization and write-off of deferred loan issuance costs and premium	—	—	—	7,385	—	7,385
Retranslation of the 2021 NOK Bonds in USD	—	—	1,857	—	—	1,857
Borrowings outstanding as of June 30, 2019	2,828,459	222,901	1,857	5,801	(3,056)	3,055,962

			Other		Deferred
			comprehensive	Non-cash	financing costs,
	Opening balance	Cash flows	income	items	assets	Total
Borrowings outstanding as of January 1, 2020	3,147,395	—	—	—	—	3,147,395
Proceeds from bank loans and bonds	—	401,911	—	—	—	401,911
Bank loan and bond repayments	—	(150,508)	—	(8,063)	—	(158,571)
Payment for bond repurchase at premium	—	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	—	(7,605)	—	982	(1,375)	(7,998)
Amortization of deferred loan issuance costs and premium	—	—	—	7,514	—	7,514
Retranslation of the 2021 NOK Bonds in USD	—	—	(9,098)	(6,174)	—	(15,272)
Borrowings outstanding as of June 30, 2020	3,147,395	241,861	(9,098)	(5,741)	(1,375)	3,373,042

A reconciliation of derivatives arising from financing activities is as follows:

		Other
		comprehensive	Non- cash
	Opening balance	income	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	3,096
Unrealized loss on derivative financial instruments held for trading (Note 18)	—	—	(51,931)	(51,931)
Ineffective portion of cash flow hedges (Note 18)	—	—	49	49
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(607)	—	(607)
Net derivative assets/(liabilities) as of June 30, 2019	3,096	(607)	(51,882)	(49,393)

			Other
		Cash	comprehensive
	Opening balance	flows	loss	Non-cash items	Total
Net derivative liabilities as of January 1, 2020	(45,931)	—	—	—	(45,931)
Unrealized loss on derivative financial instruments held for trading (Note 18)	—	—	—	(80,472)	(80,472)
Ineffective portion of cash flow hedges (Note 18)	—	—	—	218	218
Payment for interest rate swaps termination	—	10,811	—	—	10,811
Proceeds from entering into interest rate swaps	—	(10,770)	—	—	(10,770)
Payment for CCS termination	—	4,051	—	(4,051)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(11,327)	—	(11,327)
Net derivative liabilities as of June 30, 2020	(45,931)	4,092	(11,327)	(84,305)	(137,471)

A reconciliation of tangible fixed assets and vessels under construction arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2019	4,482,857	—	—	4,482,857
Additions	—	256,888	(7,245)	249,643
Returns for capital expenditures	—	(5,629)	—	(5,629)
Depreciation expense	—	—	(75,869)	(75,869)
Tangible fixed assets and vessels under construction as of June 30, 2019	4,482,857	251,259	(83,114)	4,651,002

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2020	4,630,388	—	—	4,630,388
Additions (Note 5)	—	374,605	1,239	375,844
Disposals (Note 5)	—	—	(3,029)	(3,029)
Depreciation expense (Note 5)	—	—	(79,745)	(79,745)
Impairment loss on vessels (Note 5)	—	—	(22,454)	(22,454)
Tangible fixed assets and vessels under construction as of June 30, 2020	4,630,388	374,605	(103,989)	4,901,004

A reconciliation of lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 18)	—	—	5,264	5,264
Additions	—	—	1,081	1,081
Payments for interest	—	(5,266)	—	(5,266)
Payments for lease liability	—	(4,770)	(46)	(4,816)
Lease liabilities as of June 30, 2019	213,374	(10,036)	6,299	209,637

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2020	204,930	—	—	204,930
Lease charge (Note 18)	—	—	5,075	5,075
Additions	—	—	1,047	1,047
Payments for interest	—	(5,069)	—	(5,069)
Payments for lease liability	—	(5,182)	(108)	(5,290)
Lease liabilities as of June 30, 2020	204,930	(10,251)	6,014	200,693

A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Equity related costs	(894)	406	(488)
Net payments for equity offerings in the period ended June 30, 2019	(894)	406	(488)

	Cash flows	Non-cash items	Total
Proceeds from equity offerings	36,000	—	36,000
Equity related costs	(15)	(1,099)	(1,114)
Net proceeds from equity offerings in the period ended June 30, 2020	35,985	(1,099)	34,886